Consolidated statements of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income	€ 1,219,028	€ 1,435,832	€ 1,438,500
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	1,623,676	1,785,899	1,593,160
Change in deferred taxes, net	67,259	111,104	64,266
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	44,088	(58,364)	(99,074)
Compensation expense related to share-based plans			1,992
Income from equity method investees	(92,175)	(94,518)	(73,679)
Interest expense, net	280,429	368,019	429,444
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables from unrelated parties	(100,548)	11,611	(105,828)
Inventories	(48,530)	(355,831)	(117,504)
Other current and non-current assets	164,201	(178,473)	(46,132)
Accounts receivable from related parties	(62,649)	60,084	41,717
Accounts payable to related parties	19,696	(16,311)	(35,861)
Accounts payable to unrelated parties, provisions and other current and non-current liabilities	(383,651)	1,389,928	(128,906)
Income tax liabilities	313,713	324,455	380,067
Cash inflow (outflow) from hedging			(12,744)
Received dividends from investments in equity method investees	58,472	89,419	46,022
Paid interest	(341,629)	(379,994)	(470,223)
Received interest	73,170	41,959	49,453
Paid income taxes	(345,052)	(301,663)	(387,719)
Net cash provided by (used in) operating activities	2,489,498	4,233,156	2,566,951
Investing activities
Purchases of property, plant and equipment and capitalized development costs	(854,360)	(1,051,983)	(1,124,791)
Acquisitions, net of cash acquired, investments and purchases of intangible assets	(434,171)	(258,985)	(2,221,359)
Investments in debt securities	(129,081)	(96,401)	(11,312)
Proceeds from sale of property, plant and equipment	24,424	15,578	11,535
Proceeds from divestitures	52,444	14,608	43,317
Proceeds from sale of debt securities	144,516	42,241	16,623
Net cash provided by (used in) investing activities	(1,196,228)	(1,334,942)	(3,285,987)
Financing activities
Proceeds from short-term debt from unrelated parties	1,716,261	213,116	737,409
Repayments of short-term debt from unrelated parties	(600,484)	(1,304,526)	(807,807)
Proceeds from short-term debt from related parties	87,946	581,711	281,200
Repayments of short-term debt from related parties	(26,766)	(587,180)	(448,311)
Proceeds from long-term debt	1,244,094	2,120,905	3,460,805
Repayments of long-term debt	(2,083,000)	(1,586,218)	(2,217,005)
Repayments of lease liabilities from unrelated parties	(675,639)	(683,614)	(671,403)
Repayments of lease liabilities from related parties	(21,315)	(20,185)	(16,340)
Increase (decrease) of accounts receivable facility		(373,840)	381,430
Proceeds from exercise of stock options	6,511	12,653	15,864
Purchase of treasury stock		(365,988)	(599,796)
Dividends paid	(392,455)	(351,170)	(354,636)
Distributions to noncontrolling interests	(334,844)	(366,277)	(296,168)
Contributions from noncontrolling interests	55,309	46,586	68,125
Net cash provided by (used in) financing activities	(1,024,382)	(2,664,027)	(466,633)
Effect of exchange rate changes on cash and cash equivalents	131,228	(160,371)	47,760
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	400,116	73,816	(1,137,909)
Cash and cash equivalents at beginning of period	1,081,539	1,007,723	2,145,632
Cash and cash equivalents at end of period	€ 1,481,655	€ 1,081,539	€ 1,007,723